Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 0	$ 5,628,616	$ 2,499,355
Cost of sales	0	(3,684,925)	(1,713,774)
Gross profit	0	1,943,691	785,581
Operating expenses
Advertising and promotion	56,817	455,090	749,258
Automobile expenses	0	4,741	0
Data program expenses	0	288,804	0
Depreciation and amortization	78,172	272,616	92,700
Insurance	18,820	102,391	69,294
Office expenses	179,938	323,778	227,271
Professional fees and consulting	447,784	585,908	704,297
Provision for expected credit losses	0	134,083	0
Rent	10,806	0	0
Research expenses	0	89,268	181,750
Share-based payments	0	890,523	5,332,500
Travel	20,273	59,617	4,029
Wages and salaries	302,513	1,128,610	526,327
Write-down of inventory	0	0	63,169
Total operating expenses	1,115,123	4,335,429	7,950,595
Loss from operations	(1,115,123)	(2,391,738)	(7,165,014)
Other income (expense)
Accretion expense	(13,259)	0	(58,405)
Gain on settlement of accounts payable	0	53,396	0
Interest expense	(227,955)	(276,597)	(399,248)
Interest income	7,764	0	8,303
Listing expense	(1,309,384)	0	0
Loss on disposal of capital assets	(0)	(150,000)	(0)
Realized loss on marketable securities	0	0	(1,500)
Loss before income taxes	(2,657,957)	(2,764,939)	(7,615,864)
Income tax expense	0	(16,000)	0
Deferred income tax recovery	0	31,000	0
Net loss and comprehensive loss	$ (2,657,957)	$ (2,749,939)	$ (7,615,864)
Net loss per share
Basic and diluted	$ (0.10)	$ (0.05)	$ (0.19)
Weighted average number of common shares outstanding
Basic and diluted	27,495,882	50,225,704	39,695,235